Shareholders’ equity (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Equity [Abstract]
Retained earnings	$ 186,225		$ 186,225
Restricted are the paid-in-capital	$ 2,121,581	$ 2,121,581